Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Trade Accounts Receivable, Net

	12.31.2023	12.31.2022
Foreign customers	201.7	181.0
Brazilian Air Force	2.1	8.7
Domestic customers	27.0	28.1

	230.8	217.8
Expected credit losses	(9.8)	(12.6)

	221.0	205.2

Current	217.6	202.9
Non-current	3.4	2.3

Summary of Past Due Accounts Receivable
The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2023	12.31.2022
Not due	213.2	191.9
Up to 90 days	13.6	13.6
From 91 to 180 days	1.2	4.6
More than 180 days	2.8	7.7

	230.8	217.8

Summary of Changes in Estimated Losses on Settlement
The change in allowance for expected credit losses during the years consisted of the following:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(12.6)	(30.7)	(58.5)
Additions/Reversal	(1.8)	1.0	(1.8)
Write-off	4.6	17.0	29.4
Foreign exchange variation	—	0.1	0.2

Ending balance	(9.8)	(12.6)	(30.7)